Consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss)	R$ 2,339,159	R$ (1,507,050)	R$ 1,600,420
Other comprehensive income [abstract]
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(502,502)	(117,097)	98,283
Tax on changes in the fair value of accounts receivable from card issuers	195,651	39,873	(33,414)
Exchange differences on translation of foreign operations	(11,938)	1,749	(24,073)
Changes in the fair value of cash flow hedge	44,275	71,657	64,146
Tax on changes in the fair value of cash flow hedge	(16,062)	0	0
Net monetary position in hyperinflationary economies	8,997	(657)	4,316
Gain on sale of equity instruments designated at fair value through other comprehensive income	0	35,647	0
Change in fair value in OCI	0	1,623	1,912
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	0	0	257
Other comprehensive income (loss) for the year	(281,579)	32,795	111,427
Total comprehensive income	2,057,580	(1,474,255)	1,711,847
Controlling shareholders	2,038,476	(1,481,821)	1,704,317
Non-controlling interests	R$ 19,104	R$ 7,566	R$ 7,530